Shareholder Fees	Oct. 31, 2025
Olstein All Cap Value Fund | Olstein All Cap Value Fund - Adviser Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Olstein All Cap Value Fund | Olstein All Cap Value Fund - Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]
Olstein All Cap Value Fund | Olstein All Cap Value Fund - Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Olstein Strategic Opportunities Fund | Olstein Strategic Opportunities Fund - Adviser Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Olstein Strategic Opportunities Fund | Olstein Strategic Opportunities Fund - Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[2]
Olstein Strategic Opportunities Fund | Olstein Strategic Opportunities Fund - Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%

[1]	Purchases of $1 million or more, or purchases into account(s) with accumulated value of $1 million or more that were not subject to a front-end sales charge, are subject to a contingent deferred sales charge (“CDSC”) of 1.00% if sold within one year of the purchase date.
[2]	Purchases of $1 million or more, or purchases into account(s) with accumulated value of $1 million or more that were not subject to a front-end sales charge, are subject to a contingent deferred sales charge (“CDSC”) of 1.00% if sold within one year of the purchase date.